Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 77,991	$ 137,882
Restricted cash		736	12,892
Investments in available-for-sale securities		189	192
Loan receivable from affiliate companies		24,495	46,089
Long-term receivable from affiliate company		5,328	0
Senior and ship mortgage notes		(875,228)	(966,402)
Long-term debt, including current portion		0	(549,078)
Loan payable to affiliate companies, including current portion		(130,538)	0
Long-term payable to affiliate companies		(5,000)	(67,154)
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		77,991	137,882
Restricted cash		736	12,892
Investments in available-for-sale securities		189	192
Loan receivable from affiliate companies	[1]	24,495	46,089
Long-term receivable from affiliate company		5,328
Senior and ship mortgage notes		(875,228)	(966,402)
Long-term debt, including current portion	[2]	(264,498)	(549,078)
Loan payable to affiliate companies, including current portion		(130,538)
Long-term payable to affiliate companies	[1]	(5,000)	(67,154)
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		77,991	137,882
Restricted cash		736	12,892
Investments in available-for-sale securities		189	192
Senior and ship mortgage notes		(866,602)	(966,402)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	[1]	24,495	46,089
Long-term receivable from affiliate company		5,328
Senior and ship mortgage notes		(8,626)
Long-term debt, including current portion	[2]	(264,498)	(549,078)
Loan payable to affiliate companies, including current portion		(130,538)
Long-term payable to affiliate companies	[1]	$ (5,000)	$ (67,154)

[1]	The fair value of the Company’s loan receivable from affiliate companies and long-term payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.